Quarterly Financial Data - Schedule of Quarterly Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended												12 Months Ended
	Jul. 02, 2016	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Mar. 26, 2016	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 84.4	$ 1,133.8	$ 995.2	$ 1,321.7	$ 1,037.6	$ 1,154.6	$ 1,033.1	$ 1,273.8	$ 1,030.3	$ 1,004.1	$ 929.3	$ 1,219.4	$ 1,038.8	$ 4,488.3	$ 4,491.8	$ 4,191.6
Gross profit		754.5	705.7	906.2	714.7	782.7	713.0	859.1	696.5	687.7	665.5	840.0	715.4	3,081.1	3,051.3	2,908.6
Net Income		$ 151.7	$ 122.2	$ 199.7	$ 117.4	$ 81.5	$ 112.5	$ 170.1	$ 96.4	$ 11.7	$ 88.1	$ 183.5	$ 119.1	$ 591.0	$ 460.5	$ 402.4
Net income per common share:
Basic (USD per share)		$ 0.54	$ 0.44	$ 0.71	$ 0.42	$ 0.29	$ 0.40	$ 0.61	$ 0.35	$ 0.04	$ 0.32	$ 0.67	$ 0.43	$ 2.11	$ 1.66	$ 1.46
Diluted (USD per share)	$ 0.07	$ 0.53	$ 0.43	$ 0.71	$ 0.42	$ 0.29	$ 0.40	$ 0.61	$ 0.35	$ 0.04	$ 0.32	$ 0.66	$ 0.43	$ 2.09	$ 1.65	$ 1.45